INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets, valuation allowance	$ 3,667,000	$ 3,884,000
Valuation allowance, deferred tax asset, change in amount	217,000	$ 265,000
Operating loss carryforwards	$ 3,339,000